Borrowings Bank facilities to support commercial paper borrowings (Details) - USD ($) $ in Millions	Dec. 29, 2018	Sep. 29, 2018
Line of Credit Facility [Line Items]
Line of Credit Facility, Committed Capacity	$ 12,250	$ 12,250
Line of Credit Facility, Capacity Used	0	0
Line of Credit Facility, Unused Capacity	12,250	12,250
Existing Line of Credit 3
Line of Credit Facility [Line Items]
Line of Credit Facility, Committed Capacity	6,000	6,000
Line of Credit Facility, Capacity Used	0	0
Line of Credit Facility, Unused Capacity	6,000	6,000
Existing Line Of Credit 1
Line of Credit Facility [Line Items]
Line of Credit Facility, Committed Capacity	2,250	2,250
Line of Credit Facility, Capacity Used	0	0
Line of Credit Facility, Unused Capacity	2,250	2,250
Existing Line of Credit 2
Line of Credit Facility [Line Items]
Line of Credit Facility, Committed Capacity	4,000	4,000
Line of Credit Facility, Capacity Used	0	0
Line of Credit Facility, Unused Capacity	$ 4,000	$ 4,000